Offerings	May 21, 2026 USD ($) share
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.618% FIXED RATE/FLOATING RATE SENIOR NOTES DUE OCTOBER 26, 2029
Amount Registered | share	1,350,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,350,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 186,435
Offering Note	The pricing supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $1,650,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	SENIOR FLOATING RATE NOTES DUE OCTOBER 26, 2029
Amount Registered | share	300,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 300,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,430
Offering Note	The pricing supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $1,650,000,000.